Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,077,000
Previously Paid Amount	0.00
Total Fee Amount	286.83
Total Offset Amount	0.00
Net Fee	$ 286.83